Common shares (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders' equity
Common Shares
	For the years ended December 31,
	2023		2022
	# of shares	$ amount	# of shares	$ amount
As at the beginning of the year	68,949,109	96,423,648	65,250,710	$95,779,352
Rights offering, net of issuance costs	-	-	2,149,180	216,062
Private placement, net of issuance costs	8,510,000	1,622,057	1,148,282	216,182
Employee Share Purchase Plan (Note 17)	309,509	66,755	188,633	89,127
Restricted Stock Units	256,619	66,811	212,304	122,925
As at the end of the year	78,025,237	98,179,271	68,949,109	96,423,648

For the year ended December 31,
	2021
	# of shares	$ amount
As at the beginning of the year	64,437,790	$95,327,123
Employee Share Purchase Plan	304,550	173,023
Restricted Stock Units	208,370	114,604
SFD® Geothermal Right (Note 8)	300,000	164,602
As at the end of the year	65,250,710	95,779,352